Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Percentage of fair value in excess of carrying amount	80.00%
Impairment of goodwill	$ 0
Amortization of intangible assets	32	$ 33	$ 35
Minimum
Goodwill [Line Items]
Expected amortization for the year 2025	30
Expected amortization for the year 2026	30
Expected amortization for the year 2027	30
Expected amortization for the year 2028	30
Expected amortization for the year 2029	30
Maximum
Goodwill [Line Items]
Expected amortization for the year 2025	36
Expected amortization for the year 2026	36
Expected amortization for the year 2027	36
Expected amortization for the year 2028	36
Expected amortization for the year 2029	$ 36